Average Annual Total Returns - Investor P - iShares MSCI EAFE International Index Fund	Apr. 30, 2021
MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Investor P Shares
Average Annual Return:
1 Year	2.03%
5 Years	6.16%
10 Years	4.55%
Investor P Shares | After Taxes on Distributions
Average Annual Return:
1 Year	1.77%
5 Years	5.60%
10 Years	3.94%
Investor P Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.64%
5 Years	4.88%
10 Years	3.53%